Cover	Mar. 29, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 29, 2024, Shenandoah Telecommunications Company (“the Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) reporting the initial closing of its previously disclosed sale of substantially all of the Company’s tower portfolio and operations to Vertical Bridge Holdco, LLC for $309.9 million in cash (the “Transaction”). The Transaction was completed pursuant to the terms of a Purchase and Sale Agreement, dated February 29, 2024, as amended by Amendment No. 1 to the Purchase and Sale Agreement, dated March 29, 2024, which are attached as Exhibits 2.1 and 2.2, respectively, to the Initial Form 8-K.
Document Period End Date	Mar. 29, 2024
Entity File Number	000-9881
Entity Registrant Name	Shenandoah Telecommunications Company
Entity Central Index Key	0000354963
Entity Tax Identification Number	54-1162807
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	500 Shentel Way
Entity Address, Address Line Two	P.O. Box 459
Entity Address, City or Town	Edinburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22824
City Area Code	(540)
Local Phone Number	984-4141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (No Par Value)
Trading Symbol	SHEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false